ACCESSION NUMBER:		0001140361-25-039946
CONFORMED SUBMISSION TYPE:	ABS-15G
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20260209
ITEM INFORMATION:		Periodic Filing of Rule 15Ga-1
FILED AS OF DATE:		20260209
DATE AS OF CHANGE:		20260209
ABS RULE:           	RULE-15GA1
PERIOD START:           	20251001
<NO-QUARTERLY-ACTIVITY>N
<NO-ANNUAL-ACTIVITY>N
ABS ASSET CLASS:             	Other

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:		Lendmark Financial Funding 2025-3, LLC
		CENTRAL INDEX KEY:		0002089922
		ORGANIZATION NAME:
		EIN:				394430374
		STATE OF INCORPORATION:		DE
		FISCAL YEAR END:		1231

	FILING VALUES:
		FORM TYPE:		ABS-15G
		SEC ACT:		Dodd Frank Act
		SEC FILE NUMBER:	025-08051
		FILM NUMBER:		251438605

	BUSINESS ADDRESS:
		STREET 1:		1735 N BROWN ROAD
		STREET 2:		SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043
		BUSINESS PHONE:		6786256500

	MAIL ADDRESS:
		STREET 1:		1735 N BROWN ROAD
		STREET 2:		SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
_x___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) 2/9/2026
Commission File Number of securitizer: 025-08051
Central Index Key Number of securitizer: 0002089922

Sweta Patel, Corporate Secretary (678) 625-6500
______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.



Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) []



PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1 (c)(2)(i), Lendmark Financial Funding 2025-1, LLC has indicated by check mark that there is no activity to report for the reporting period October 1, 2025 to December 31, 2025



SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934,the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING 2025-3, LLC (Securitizer, Depositor or Underwriter) Date February 9, 2026
/s/ Sweta Patel (Signature)*
Name: Sweta Patel
Title: Corporate Secretary

*Print name and title of the signing officer under his signature.